Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (75,777)	$ (33,947)	$ (15,888)
Other comprehensive income (loss):
Unrealized loss on investments	(22)
Foreign currency translation adjustment	(7)
Comprehensive loss	$ (75,806)	$ (33,947)	$ (15,888)